Fees Summary	Aug. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,545,000.00
Previously Paid Amount	0.00
Total Fee Amount	236.54
Total Offset Amount	0.00
Net Fee	236.54
Narrative - Max Aggregate Offering Price	$ 1,545,000.00
Final Prospectus	true